Subsequent Events - Additional Information (Detail) - $ / shares	Apr. 01, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Exercise price per share of warrants		$ 0.0001
NFL Enterprises LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant or right, number of securities called by warrants or rights	22,500,000
Exercise price per share of warrants	$ 0.01
Class of warrant or right, term period	6 years
Class of warrant or right, date from which warrants or rights exercisable	Apr. 01, 2021